Class A Common Stock Subject to Possible Redemption (Details)	3 Months Ended	11 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Vote $ / shares shares
Plus:
Accretion of carrying value to redemption value	$ 18,406,092	$ (18,406,092)
Class A common stock subject to possible redemption		$ 150,000,000
Class A Common stock
Temporary Equity [Line Items]
Common stock subject to possible redemption, shares authorized | shares		280,000,000
Common stock subject to possible redemption, par value | $ / shares		$ 0.0001
Number of votes per common stock subject to possible redemption | Vote		1
Common stock subject to possible redemption, outstanding | shares		15,000,000
Gross proceeds from Initial Public Offering		$ 150,000,000
Less:
Fair value of Public Warrants at issuance		(5,100,000)
Offering costs allocated to Class A common stock subject to possible redemption		(13,306,092)
Plus:
Accretion of carrying value to redemption value		18,406,092
Class A common stock subject to possible redemption		$ 150,000,000